Cover	Apr. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	MoneyGram International, Inc.
Entity Central Index Key	0001273931
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-31950
Entity Tax Identification Number	16-1690064
Entity Address, Address Line One	2828 N. Harwood Street,
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	999-7552
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Listings [Line Items]
Document Period End Date	Apr. 29, 2021
Rights
Cover [Abstract]
Title of 12(b) Security	Preferred Stock Purchase Rights
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common stock, $0.01 par value
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value